Document and Entity Information	Jun. 02, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	TETRA TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0000844965
Document Type	8-K
Document Period End Date	Jun. 02, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-13455
Entity Tax Identification Number	74-2148293
Entity Address, Address Line One	10000 Energy Drive
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	(281)
Local Phone Number	367-1983
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	TTI
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Right
Security Exchange Name	NYSE